The Gabelli Equity Trust Inc.
Schedule of Investments — March 31, 2026 (Unaudited)
Shares
Market
Value
COMMON STOCKS  — 96.6%
Financial Services  — 12.1%
49,000 Aegon Ltd. ...................... $ 352,733
250 Affiliated Managers Group Inc. ........ 69,175
8,895 Ally Financial Inc. ................. 348,951
152,560 American Express Co. .............. 46,146,349
170 Aon plc, Cl. A .................... 54,873
8,500 Apollo Global Management Inc. ....... 947,070
1,900 Axis Capital Holdings Ltd. ........... 192,679
11,500 Banco Bilbao Vizcaya Argentaria SA .... 242,584
75,000 Banco Santander SA, ADR ........... 846,000
36,000 Bank of America Corp. .............. 1,755,000
82 Berkshire Hathaway Inc., Cl. A† ....... 58,887,480
3,250 Berkshire Hathaway Inc., Cl. B† ....... 1,557,400
30,000 Blackstone Inc. ................... 3,449,700
4,750,000 Bolsas y Mercados Argentinos SA ...... 1,122,644
52,000 Bridgepoint Group plc .............. 158,165
1,370 Capital One Financial Corp. ........... 249,929
200 Chubb Ltd. ...................... 65,186
8,500 Cipher Digital Inc.† ................ 109,395
63,220 Citigroup Inc. .................... 7,169,780
67,000 Cohen & Steers Inc. ............... 4,190,850
5,375 Commerzbank AG ................. 191,289
21,245 Credit Agricole SA ................. 391,178
5,000 Cullen/Frost Bankers Inc. ............ 685,400
204,800 Dah Sing Banking Group Ltd. ......... 317,339
101,800 Dah Sing Financial Holdings Ltd. ...... 522,943
45,200 Daiwa Securities Group Inc. .......... 415,816
30,000 Deutsche Bank AG ................ 893,400
747 Diamond Hill Investment Group Inc. .... 128,559
82,500 DigitalBridge Group Inc. ............ 1,272,150
60,800 E-L Financial Corp. Ltd. ............. 691,873
3,000 EXOR NV ....................... 227,645
478 Farmers & Merchants Bank of Long Beach 3,955,450
8,726 First American Financial Corp. ........ 526,091
367 First Citizens BancShares Inc., Cl. A .... 691,670
16,526 Flushing Financial Corp. ............. 253,839
9,688,817 GAM Holding AG† ................. 1,284,410
8,000 ING Groep NV .................... 204,401
114,000 Interactive Brokers Group Inc., Cl. A .... 7,645,980
8,500 Intercontinental Exchange Inc. ........ 1,336,880
20,000 Invesco Ltd. ..................... 485,800
48,000 Janus Henderson Group plc .......... 2,465,760
12,800 Japan Post Bank Co. Ltd. ............ 203,043
79,200 Jefferies Financial Group Inc. ......... 3,268,584
27,600 JPMorgan Chase & Co. ............. 8,118,816
6,000 Julius Baer Group Ltd. .............. 436,418
27,200 Kinnevik AB, Cl. A† ................ 166,074
5,490 KKR & Co. Inc. ................... 507,825
13,000 Loews Corp. ..................... 1,387,620
42,700 Marsh & McLennan Companies Inc. .... 7,406,315
2,550 Moelis & Co., Cl. A ................ 145,350
Shares
Market
Value
9,640 Moody's Corp. ................... $ 4,205,450
15,500 Morgan Stanley .................. 2,550,835
20,535 NatWest Group plc ................ 150,360
5,496 NN Group NV .................... 426,002
13,077 Prosus NV ...................... 589,185
15,000 Rocket Companies Inc., Cl. A† ........ 213,750
41,000 S&P Global Inc. .................. 17,438,940
10,950 Shinhan Financial Group Co. Ltd., ADR .. 671,454
1,100 Silvercrest Asset Management Group Inc.,
Cl. A ......................... 14,784
12,249 Sony Financial Group Inc., ADR† ...... 55,243
6,723 Southern First Bancshares Inc.† ....... 366,403
21,700 Stack Capital Group Inc.† ............ 302,624
9,987 Standard Chartered plc ............. 205,552
74,300 State Street Corp. ................. 9,403,408
58,500 T. Rowe Price Group Inc. ............ 5,273,190
2,400 Texas Capital Bancshares Inc.† ........ 227,712
184,700 The Bank of East Asia Ltd. ........... 307,865
116,800 The Bank of New York Mellon Corp. .... 13,855,984
1,150 The Charles Schwab Corp. ........... 108,077
3,200 The Goldman Sachs Group Inc. ....... 2,707,168
20,000 The PNC Financial Services Group Inc. .. 4,161,800
13,750 The Westaim Corp.† ............... 235,245
97,947 Tiptree Inc. ...................... 1,657,263
60,000 TP ICAP Group plc ................ 215,614
16,000 Truist Financial Corp. ............... 735,520
16,763 TrustCo Bank Corp. NY ............. 733,884
2,600 UniCredit SpA .................... 182,897
37,000 W. R. Berkley Corp. ................ 2,452,360
9,800 Wealthfront Corp.† ................ 90,650
6,550 Webster Financial Corp. ............. 454,701
74,500 Wells Fargo & Co. ................. 5,930,945
23,348 Westwood Holdings Group Inc. ....... 384,542
1,000 Wintrust Financial Corp. ............ 138,940
250,592,208
Equipment and Supplies  — 8.8%
3,000 3M Co. ........................ 435,690
24,500 Albany International Corp., Cl. A ....... 1,279,145
296,200 AMETEK Inc. .................... 63,493,432
28,903 Amphenol Corp., Cl. A .............. 3,651,894
48,000 Ardagh Metal Packaging SA .......... 194,400
272,000 Donaldson Co. Inc. ................ 23,084,640
19,000 Federal Signal Corp. ............... 2,054,660
158,800 Flowserve Corp. .................. 11,673,388
36,000 Franklin Electric Co. Inc. ............ 3,318,120
4,500 Hubbell Inc. ..................... 2,208,330
95,400 IDEX Corp. ...................... 18,083,070
20,000 Ilika plc† ....................... 6,353
15,525 Kimball Electronics Inc.† ............ 367,787
142,000 Mueller Industries Inc. .............. 15,733,600
57,000 Mueller Water Products Inc., Cl. A ..... 1,566,930

The Gabelli Equity Trust Inc.
Schedule of Investments (Continued) — March 31, 2026 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Equipment and Supplies (Continued)
125 Parker-Hannifin Corp. .............. $ 111,905
8,000 Sealed Air Corp. .................. 336,400
20,000 Tenaris SA, ADR .................. 1,163,600
80,000 The Timken Co. ................... 8,045,600
11,200 The Toro Co. ..................... 1,046,528
59,000 The Weir Group plc ................ 2,185,026
78,500 Watts Water Technologies Inc., Cl. A .... 22,787,765
10,000 Xerox Holdings Corp. .............. 12,900
182,841,163
Food and Beverage  — 6.8%
6,000 Ajinomoto Co. Inc. ................ 166,233
2,100 Anheuser-Busch InBev SA/NV ........ 144,957
244,000 BellRing Brands Inc.† .............. 3,925,960
92,800 Brown-Forman Corp., Cl. A .......... 2,486,112
4,000 Canada Packers Inc. ............... 57,997
18,200 Constellation Brands Inc., Cl. A ........ 2,730,000
25,000 Crimson Wine Group Ltd.† ........... 110,250
165,000 Danone SA ...................... 13,166,981
6,000 Darling Ingredients Inc.† ............ 371,100
780,000 Davide Campari-Milano NV .......... 5,526,581
4,250 Diageo plc ...................... 78,529
145,000 Diageo plc, ADR .................. 10,795,250
45,000 Farmer Brothers Co.† .............. 57,150
90,000 Flowers Foods Inc. ................ 733,500
78,500 Fomento Economico Mexicano SAB de CV,
ADR ......................... 8,718,210
1,670,000 Grupo Bimbo SAB de CV, Cl. A ........ 5,593,377
3,500 Heineken Holding NV ............... 248,190
42,550 Heineken NV .................... 3,260,728
3,200 Ingredion Inc. .................... 360,512
97,200 ITO EN Ltd. ..................... 1,822,979
54,700 Kerry Group plc, Cl. A .............. 4,324,590
2,000 Kerry Group plc, Cl. A .............. 158,120
9,300 LVMH Moet Hennessy Louis Vuitton SE .. 4,978,050
35,000 Maple Leaf Foods Inc. .............. 754,798
62,000 Molson Coors Beverage Co., Cl. B ...... 2,669,720
157,000 Mondelēz International Inc., Cl. A ...... 9,049,480
28,000 Morinaga Milk Industry Co. Ltd. ....... 840,503
5,000 National Beverage Corp.† ............ 168,250
20,000 Nestlé SA ....................... 1,961,481
144,000 Niagen Bioscience Inc.† ............. 635,040
13,000 Nomad Foods Ltd. ................ 124,930
87,000 PepsiCo Inc. ..................... 13,510,230
38,000 Pernod Ricard SA ................. 2,820,690
37,000 Post Holdings Inc.† ................ 3,657,820
60,000 Premier Foods plc ................. 146,761
42,000 Remy Cointreau SA ................ 1,785,511
8,800 The Boston Beer Co. Inc., Cl. A† ....... 2,027,520
139,000 The Campbell's Company ........... 3,095,530
Shares
Market
Value
60,000 The Coca-Cola Co. ................ $ 4,563,000
10,000 The Hershey Co. .................. 2,078,900
23,200 The J.M. Smucker Co. .............. 2,237,408
132,000 The Kraft Heinz Co. ................ 2,968,680
856 The Magnum Ice Cream Co. NV† ...... 12,565
13,000 The Simply Good Foods Co.† ......... 186,550
43,260 Tootsie Roll Industries Inc. ........... 1,848,067
40,000 Tyson Foods Inc., Cl. A ............. 2,562,800
646,000 Yakult Honsha Co. Ltd. ............. 10,827,384
140,348,974
Diversified Industrial  — 6.5%
500 Agilent Technologies Inc. ............ 56,990
415,000 Ampco-Pittsburgh Corp.† ........... 2,788,800
40,000 AZZ Inc. ........................ 5,005,200
10,000 CAE Inc.† ....................... 260,500
148,100 Crane Co. ....................... 25,325,100
710 Eaton Corp. plc ................... 253,946
4,000 Esab Corp. ...................... 386,640
1,000 Fluor Corp.† ..................... 46,650
25,725 General Electric Co. ................ 7,299,983
120,700 Greif Inc., Cl. A ................... 8,095,349
12,000 Greif Inc., Cl. B ................... 1,050,480
17,000 Griffon Corp. .................... 1,235,560
7,500 GXO Logistics Inc.† ............... 388,875
475,000 Hertz Global Holdings Inc.† .......... 2,189,750
102,500 Honeywell International Inc. .......... 23,168,075
5,000 ICF International Inc. ............... 326,450
28,000 Ingersoll Rand Inc. ................ 2,243,360
110,500 ITT Inc. ........................ 21,053,565
24,500 Kennametal Inc. .................. 885,185
7,000 Mercury Systems Inc.† ............. 510,370
50,000 Myers Industries Inc. .............. 1,059,000
125,000 NIQ Global Intelligence plc† .......... 1,421,250
17,500 nVent Electric plc ................. 2,069,900
101,000 Park-Ohio Holdings Corp. ........... 2,428,040
17,500 Parsons Corp.† ................... 947,975
9,454 Proto Labs Inc.† .................. 539,067
20,000 PureCycle Technologies Inc.† ......... 103,800
250 Rheinmetall AG ................... 417,406
500 Roper Technologies Inc. ............ 176,930
900 Siemens AG ..................... 213,982
9,000 Smiths Group plc ................. 271,603
3,000 Societe Generale SA ............... 214,156
15,307 Stratasys Ltd.† ................... 119,548
10,500 Sulzer AG ....................... 2,161,456
7,900 Sunbelt Rentals Holdings Inc. ......... 514,211
2,000 Symrise AG ..................... 169,309
73,000 Textron Inc. ..................... 6,391,880
4,000 The Eastern Co. .................. 80,960
300 The Sherwin-Williams Co. ........... 96,165
100,000 Toray Industries Inc. ............... 693,425

The Gabelli Equity Trust Inc.
Schedule of Investments (Continued) — March 31, 2026 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Diversified Industrial (Continued)
18,960 Trane Technologies plc ............. $ 7,901,390
102,000 Tredegar Corp.† .................. 810,900
82,000 Trinity Industries Inc. ............... 2,638,760
3,800 Valmont Industries Inc. ............. 1,518,366
135,530,307
Entertainment  — 5.5%
113,000 Atlanta Braves Holdings Inc., Cl. A† .... 5,327,950
200,862 Atlanta Braves Holdings Inc., Cl. C† .... 8,576,807
121,000 Brightstar Lottery plc ............... 1,541,540
10,000 Charter Communications Inc., Cl. A† .... 2,158,800
3,000 CTS Eventim AG & Co. KGaA ......... 172,199
90,000 Genting Singapore Ltd. ............. 47,251
1,750,000 Grupo Televisa SAB, ADR ............ 5,092,500
14,573 Liberty Live Holdings Inc., Cl. A† ...... 1,335,470
61,927 Liberty Live Holdings Inc., Cl. C† ...... 5,827,950
20,000 Lionsgate Studios Corp.† ............ 191,800
117,974 Madison Square Garden Entertainment
Corp.† ....................... 6,949,848
94,517 Madison Square Garden Sports Corp.† .. 30,377,764
500 Manchester United plc, Cl. A† ......... 8,410
69,450 Netflix Inc.† ..................... 6,677,617
7,000 Nintendo Co. Ltd., ADR ............. 100,030
369,250 Ollamani SAB† ................... 1,509,098
137,474 Sphere Entertainment Co.† .......... 16,139,448
130 Spotify Technology SA† ............. 63,038
1,000 Starz Entertainment Corp.† .......... 11,500
6,500 Take-Two Interactive Software Inc.† .... 1,283,750
40,000 TBS Holdings Inc. ................. 1,409,155
97,200 The Walt Disney Co. ............... 9,368,136
58,000 Universal Entertainment Corp.† ....... 241,202
744,000 Vivendi SE ...................... 1,526,416
285,750 Warner Bros Discovery Inc.† ......... 7,846,695
113,784,374
Energy and Utilities  — 4.8%
28,500 Amentum Holdings Inc.† ............ 743,280
1,000 American Water Works Co. Inc. ....... 136,090
48,500 APA Corp. ...................... 2,058,340
40,000 Baker Hughes Co. ................. 2,442,000
21,000 BP plc, ADR ..................... 987,000
3,000 Chevron Corp. ................... 620,700
16,000 CMS Energy Corp. ................ 1,241,280
151,500 ConocoPhillips ................... 19,998,000
3,000 Diamondback Energy Inc. ........... 593,370
98,400 Enbridge Inc. .................... 5,327,376
78,500 Energy Transfer LP ................ 1,515,050
1,000 Entegris Inc. ..................... 117,240
55,000 Enterprise Products Partners LP ....... 2,081,200
7,000 EQT Corp. ...................... 445,480
46,000 Essential Utilities Inc. .............. 1,852,420
Shares
Market
Value
32,500 Evergy Inc. ...................... $ 2,662,400
19,200 Eversource Energy ................ 1,330,176
38,400 Exxon Mobil Corp. ................ 6,514,944
805 GE Vernova Inc. .................. 702,685
202,500 Halliburton Co. ................... 7,895,475
7,000 IDACORP Inc. .................... 1,000,790
32,500 Kimbell Royalty Partners LP .......... 470,275
10,000 Kinder Morgan Inc. ................ 335,300
7,200 Marathon Petroleum Corp. ........... 1,758,096
123,200 National Fuel Gas Co. .............. 11,575,872
60,750 NextEra Energy Inc. ................ 5,642,460
4,000 Niko Resources Ltd.† .............. 0
35,000 Oceaneering International Inc.† ....... 1,241,450
9,000 Phillips 66 ...................... 1,639,620
35,000 Portland General Electric Co. ......... 1,846,950
45,000 RPC Inc. ....................... 318,600
2,500 Sempra ........................ 242,925
2,450 Severn Trent plc .................. 100,203
109,000 SLB Ltd. ....................... 5,601,510
17,000 Southwest Gas Holdings Inc. ......... 1,477,300
85,000 The AES Corp. ................... 1,197,650
7,500 TXNM Energy Inc. ................. 438,450
61,000 UGI Corp. ....................... 2,221,620
70,000 Ur-Energy Inc.† .................. 104,300
98,000 Venture Global Inc., Cl. A ............ 1,544,480
45,400 Vitesse Energy Inc. ................ 824,464
132,500 XPLR Infrastructure LP† ............ 1,407,150
100,253,971
Automotive: Parts and Accessories  — 4.3%
7,500 Aptiv plc† ...................... 520,800
2,500 Atmus Filtration Technologies Inc. ..... 141,925
74,000 BorgWarner Inc. .................. 4,015,240
203,900 Dana Inc. ....................... 6,861,235
24,910 Dauch Corp.† .................... 147,715
10,985 Ducommun Inc.† ................. 1,340,170
154,000 Garrett Motion Inc. ................ 2,798,180
159,000 Genuine Parts Co. ................. 16,814,250
59,200 Modine Manufacturing Co.† .......... 12,829,232
5,300 Monro Inc. ...................... 85,012
410,750 O'Reilly Automotive Inc.† ............ 37,916,333
7,200 Phinia Inc. ...................... 492,768
105,000 Standard Motor Products Inc. ........ 3,647,700
26,300 Strattec Security Corp.† ............. 2,060,342
89,670,902
Machinery  — 4.2%
24,200 Astec Industries Inc. ............... 1,302,928
14,640 Caterpillar Inc. ................... 10,371,854
525,500 CNH Industrial NV ................. 5,780,500
97,200 Deere & Co. ..................... 54,752,760
6,688 Regal Rexnord Corp. ............... 1,252,395
3,000 RENK Group AG .................. 175,597

The Gabelli Equity Trust Inc.
Schedule of Investments (Continued) — March 31, 2026 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Machinery (Continued)
119,500 Xylem Inc. ...................... $ 14,280,250
87,916,284
Aerospace and Defense  — 3.5%
1,000 Airbus SE ....................... 185,884
17,500 Avio SpA ....................... 669,526
1,000 Embraer SA, ADR ................. 59,340
200 Firefly Aerospace Inc.† ............. 5,694
7,000 Hexcel Corp. ..................... 566,510
1,465 Howmet Aerospace Inc. ............. 337,624
10,000 Innovative Solutions and Support Inc.† .. 205,300
200 Karman Holdings Inc.† ............. 16,010
12,000 Kratos Defense & Security Solutions Inc.† 846,120
8,000 L3Harris Technologies Inc. ........... 2,761,200
2,000 Lockheed Martin Corp. ............. 1,208,780
17,300 Northrop Grumman Corp. ........... 11,802,752
2,845,000 Rolls-Royce Holdings plc ............ 42,627,067
1,000 RTX Corp. ...................... 192,900
50,000 StandardAero Inc.† ................ 1,291,500
1,500 Thales SA ...................... 437,085
51,084 The Boeing Co.† .................. 10,167,248
10,000 York Space Systems Inc.† ........... 221,700
73,602,240
Health Care  — 3.5%
463 AbbVie Inc. ..................... 100,698
950 Abivax SA, ADR† ................. 105,783
14,000 Alcon AG ....................... 1,054,900
24,200 Amgen Inc. ..................... 8,514,770
12,000 Bausch + Lomb Corp.† ............. 190,800
31,000 Baxter International Inc. ............. 520,800
7,000 Biogen Inc.† ..................... 1,283,310
15,000 BioMarin Pharmaceutical Inc.† ........ 847,350
1,500 Bio-Rad Laboratories Inc., Cl. A† ...... 418,125
61,900 Boston Scientific Corp.† ............ 3,884,225
750 Bridgebio Pharma Inc.† ............. 55,695
82,000 Bristol-Myers Squibb Co. ............ 4,973,300
500 Celcuity Inc.† .................... 57,070
6,310 Cencora Inc. ..................... 1,982,223
12,000 CVS Group plc ................... 177,574
500 Cytokinetics Inc.† ................. 32,955
237,500 Demant A/S† .................... 7,122,943
10,000 Dexcom Inc.† .................... 628,000
470 Eli Lilly & Co. .................... 432,292
2,000 Enovis Corp.† .................... 45,500
2,800 Gilead Sciences Inc. ............... 390,236
3,000 Glaukos Corp.† ................... 322,980
25,000 Haleon plc ...................... 123,690
100 HCA Healthcare Inc. ............... 47,324
48,000 Henry Schein Inc.† ................ 3,537,600
5,597 Incyte Corp.† .................... 526,790
Shares
Market
Value
9,360 Indivior Pharmaceuticals Inc.† ........ $ 285,293
420 Intuitive Surgical Inc.† .............. 193,616
19,000 Johnson & Johnson ............... 4,644,360
69,250 Merck & Co. Inc. .................. 8,330,082
65,500 Novartis AG, ADR ................. 10,005,125
31,000 Option Care Health Inc.† ............ 834,520
133,000 Perrigo Co. plc ................... 1,428,420
21,500 Pfizer Inc. ...................... 603,720
20,000 QuidelOrtho Corp.† ................ 328,600
400 Roche Holding AG ................. 157,429
15,500 Sandoz Group AG, ADR ............. 1,212,100
2,100 Sanofi SA ....................... 200,785
9,750 Smith & Nephew plc ............... 152,925
350 Soleno Therapeutics Inc.† ........... 11,718
690 Stryker Corp. .................... 226,727
335 Tenet Healthcare Corp.† ............. 63,218
1,400 Teva Pharmaceutical Industries Ltd., ADR† 42,168
2,000 The Cigna Group .................. 533,500
15,700 Tristel plc ....................... 74,810
10,000 UnitedHealth Group Inc. ............ 2,705,900
11,996 Valeritas Holdings Inc.†(a) ........... 0
4,000 Waters Corp.† ................... 1,191,200
22,000 Zimmer Biomet Holdings Inc. ......... 1,989,240
5,500 Zoetis Inc. ...................... 650,155
608 Zosano Pharma Corp.†(a) ........... 0
73,242,544
Retail  — 3.0%
100,000 Arko Corp. ...................... 556,000
31,150 AutoNation Inc.† .................. 6,082,349
50,000 BBB Foods Inc., Cl. A† .............. 1,768,500
7,000 Casey's General Stores Inc. .......... 5,095,020
8,000 Copart Inc.† ..................... 265,600
26,860 Costco Wholesale Corp. ............. 26,764,110
59,700 CVS Health Corp. ................. 4,287,654
11,000 Lowe's Companies Inc. ............. 2,599,080
95,000 Macy's Inc. ..................... 1,718,550
17,000 Sally Beauty Holdings Inc.† .......... 235,450
5,000 Shake Shack Inc., Cl. A† ............ 442,350
84,000 The Wendy's Co. .................. 583,800
88,500 Walmart Inc. .................... 10,998,780
61,397,243
Business Services  — 2.9%
4,000 A10 Networks Inc. ................ 92,480
8,000 Allegion plc ..................... 1,162,320
460,000 Clear Channel Outdoor Holdings Inc.† ... 1,090,200
96,200 Havas NV ....................... 1,666,780
17,500 InPost SA† ...................... 305,029
16,000 Jardine Matheson Holdings Ltd. ....... 1,138,400
35,000 Magnite Inc.† .................... 415,800
86,200 Mastercard Inc., Cl. A .............. 43,070,692
10,000 Pitney Bowes Inc. ................. 110,500

The Gabelli Equity Trust Inc.
Schedule of Investments (Continued) — March 31, 2026 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Business Services (Continued)
83,500 Resideo Technologies Inc.† .......... $ 2,814,785
13,750 The Brink's Co. ................... 1,424,912
32,000 UL Solutions Inc., Cl. A ............. 2,742,720
350 United Rentals Inc. ................ 254,996
11,100 Visa Inc., Cl. A ................... 3,354,864
59,644,478
Aviation: Parts and Services  — 2.7%
4,000 AAR Corp.† ..................... 437,840
9,000 Astronics Corp.† .................. 600,570
79,800 Curtiss-Wright Corp. ............... 54,353,376
4,000 JBT Marel Corp. .................. 511,480
55,903,266
Environmental Services  — 2.6%
30,000 Pentair plc ...................... 2,613,300
155,700 Republic Services Inc. .............. 34,101,414
15,620 Veolia Environnement SA ............ 589,656
67,000 Waste Management Inc. ............ 15,395,930
28,000 Zurn Elkay Water Solutions Corp. ...... 1,255,520
53,955,820
Electronics  — 2.5%
30,000 Arlo Technologies Inc.† ............. 426,900
2,800 Bel Fuse Inc., Cl. A ................ 504,560
160 CTS Corp. ...................... 7,642
5,000 Flex Ltd.† ....................... 327,300
40,000 Hitachi Ltd., ADR ................. 1,164,400
42,500 Intel Corp.† ..................... 1,875,525
35,161 Koninklijke Philips NV .............. 963,411
1,300 Mettler-Toledo International Inc.† ...... 1,639,560
116,000 Mirion Technologies Inc.† ........... 2,156,440
145,245 Sony Group Corp., ADR ............. 3,006,571
27,000 TE Connectivity plc ................ 5,643,540
168,604 Texas Instruments Inc. ............. 32,732,781
1,000 Universal Display Corp. ............. 91,660
6,550 WESCO International Inc. ............ 1,792,211
52,332,501
Building and Construction  — 2.3%
3,500 Amrize Ltd.† ..................... 196,070
4,000 Amrize Ltd., Toronto† .............. 217,809
26,200 Arcosa Inc. ...................... 2,780,868
18,000 Assa Abloy AB, Cl. B ............... 639,635
82,900 Canfor Corp.† .................... 817,618
16,000 Carrier Global Corp. ............... 900,960
4,200 CRH plc ........................ 441,504
2,000 D.R. Horton Inc. .................. 274,440
47,000 Fortune Brands Innovations Inc. ....... 1,831,590
35,400 Gencor Industries Inc.† ............. 531,000
83,450 Herc Holdings Inc. ................ 8,307,447
10,000 Holcim AG ...................... 811,906
Shares
Market
Value
35,200 Ibstock plc ...................... $ 47,057
156,500 Johnson Controls International plc ..... 20,493,675
30,000 Knife River Corp.† ................. 2,449,500
7,500 Lennar Corp., Cl. B ................ 630,900
20,000 Masterbrand Inc.† ................. 166,200
50 NVR Inc.† ...................... 329,491
12,000 Sika AG ........................ 1,949,475
13,000 Toll Brothers Inc. ................. 1,774,110
37,000 Trex Co. Inc.† .................... 1,347,540
3,000 Vulcan Materials Co. ............... 816,900
47,755,695
Consumer Products  — 2.2%
34,180 American Outdoor Brands Inc.† ....... 319,241
8,400 Belden Inc. ...................... 964,572
31,000 British American Tobacco plc, ADR ..... 1,812,570
12,500 Christian Dior SE ................. 6,371,623
26,000 Church & Dwight Co. Inc. ........... 2,426,320
90,000 Edgewell Personal Care Co. .......... 1,920,600
109,000 Energizer Holdings Inc. ............. 1,789,780
35,500 Essity AB, Cl. B ................... 910,877
2,000 Givaudan SA .................... 6,713,357
16,300 Harley-Davidson Inc. ............... 329,586
1,170 Hermes International SCA ........... 2,175,922
25,000 Mattel Inc.† ..................... 363,250
13,000 National Presto Industries Inc. ........ 1,781,780
24,000 Oil-Dri Corp. of America ............. 1,562,160
42,400 Philip Morris International Inc. ........ 7,010,416
47,520 Reckitt Benckiser Group plc .......... 3,200,223
51,500 Spectrum Brands Holdings Inc. ....... 3,795,550
17,000 Sturm Ruger & Co. Inc. ............. 681,530
12,600 Svenska Cellulosa AB SCA, Cl. B ....... 144,812
27,500 The Estee Lauder Companies Inc., Cl. A .. 1,973,675
3,804 Unilever plc ..................... 211,419
4,200 Zalando SE† ..................... 99,761
46,559,024
Telecommunications  — 2.0%
100,000 America Movil SAB de CV, ADR ....... 2,548,000
8,200 AT&T Inc. ....................... 237,718
45,152 ATN International Inc. .............. 1,229,037
54,000 BCE Inc. ........................ 1,362,960
750,000 BT Group plc, Cl. A ................ 2,089,634
7,040,836 Cable & Wireless Jamaica Ltd.†(a) ..... 1
6,000 Cisco Systems Inc. ................ 465,540
8,000 Deutsche Telekom AG .............. 295,435
125,000 Deutsche Telekom AG, ADR .......... 4,635,000
36,000 Hellenic Telecommunications Organization
SA .......................... 679,085
15,000 Hellenic Telecommunications Organization
SA, ADR ...................... 141,375
264,732 Koninklijke KPN NV ................ 1,469,672
130,045 Liberty Global Ltd., Cl. A† ........... 1,572,244

The Gabelli Equity Trust Inc.
Schedule of Investments (Continued) — March 31, 2026 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Telecommunications (Continued)
163,064 Liberty Global Ltd., Cl. C† ........... $ 1,912,741
62,812 Sunrise Communications AG, Cl. A ..... 3,717,188
21,000 Telecom Argentina SA, ADR .......... 245,490
400,000 Telecom Italia SpA† ................ 277,034
70,000 Telefonica Brasil SA, ADR ........... 1,113,700
260,000 Telefonica SA, ADR ................ 1,128,400
243,200 Telephone and Data Systems Inc. ...... 10,238,720
50,000 TELUS Corp. .................... 642,657
46,075 TIM SA, ADR .................... 1,220,527
3,040 VEON Ltd., ADR† ................. 140,752
46,500 Verizon Communications Inc. ......... 2,334,300
174,000 Vodafone Group plc ............... 260,937
98,000 Vodafone Group plc, ADR ........... 1,471,960
41,430,107
Computer Software and Services  — 1.8%
20,000 3D Systems Corp.† ................ 37,600
1,000 Akamai Technologies Inc.† ........... 114,850
2,000 Alphabet Inc., Cl. A ................ 575,120
28,680 Alphabet Inc., Cl. C ................ 8,227,145
1,500 Backblaze Inc., Cl. A† .............. 5,175
1,250 Capgemini SE .................... 145,204
2,800 Check Point Software Technologies Ltd.† . 399,980
20,000 CoreWeave Inc., Cl. A† ............. 1,549,400
270 CrowdStrike Holdings Inc., Cl. A† ...... 105,411
40,000 Fiserv Inc.† ..................... 2,232,000
2,000 Fortinet Inc.† .................... 163,440
6,500 Gen Digital Inc. ................... 122,395
105,500 Hewlett Packard Enterprise Co. ........ 2,511,955
15,000 I3 Verticals Inc., Cl. A† ............. 335,400
270 Intuit Inc. ....................... 116,743
11,000 Kyndryl Holdings Inc.† ............. 144,320
11,205 Meta Platforms Inc., Cl. A ........... 6,410,717
2,000 Micron Technology Inc. ............. 675,680
6,895 Microsoft Corp. .................. 2,552,322
12,000 MKS Inc. ....................... 2,757,720
25,000 Movella Holdings Inc.† ............. 7
30,400 N-able Inc.† ..................... 141,968
12,100 Omnicom Group Inc. ............... 911,251
1,790 Oracle Corp. ..................... 263,327
102,000 PAR Technology Corp.† ............. 1,359,660
2,790 Rapid7 Inc.† ..................... 15,373
14,950 Rockwell Automation Inc. ........... 5,365,256
550 Salesforce Inc. ................... 102,668
1,255 ServiceNow Inc.† ................. 131,210
250 Synopsys Inc.† ................... 99,120
2,600 Temenos AG ..................... 223,874
4,500 Unity Software Inc.† ............... 98,730
8,000 Weave Communications Inc.† ........ 36,960
37,931,981
Shares
Market
Value
Consumer Services  — 1.8%
10,650 Amazon.com Inc.† ................ $ 2,218,076
18,378 Angi Inc.† ...................... 125,889
78,000 API Group Corp.† ................. 3,160,560
373,500 Bollore SE ...................... 2,114,515
10 Booking Holdings Inc. .............. 42,103
2,000 Deutsche Post AG ................. 103,449
34,500 IAC Inc.† ....................... 1,381,035
64,300 Matthews International Corp., Cl. A ..... 1,660,226
498,000 Rollins Inc. ...................... 26,598,180
3,200 Travel + Leisure Co. ................ 221,408
15,000 Verisure plc† .................... 154,289
37,779,730
Real Estate  — 1.8%
17,000 American Tower Corp., REIT .......... 2,933,860
28,500 Blackstone Mortgage Trust Inc., Cl. A, REIT 545,775
8,000 Bresler & Reiner Inc.†(a) ............ 9
150,833 Franklin BSP Realty Trust Inc., REIT .... 1,280,572
10,000 Gaming and Leisure Properties Inc., REIT 443,700
5,000 Howard Hughes Holdings Inc.† ....... 316,300
11,000 Lamar Advertising Co., Cl. A, REIT ..... 1,393,260
1,500 Millrose Properties Inc., Cl. B ......... 42,000
102,500 Millrose Properties Inc., REIT ......... 2,870,000
18,051 Rayonier Inc., REIT ................ 372,212
107,800 Ryman Hospitality Properties Inc., REIT . 9,946,706
95,843 Safehold Inc., REIT ................ 1,296,756
57,000 Seritage Growth Properties, Cl. A† ..... 160,170
750 Simon Property Group Inc., REIT ...... 139,897
85,000 Tejon Ranch Co.† ................. 1,601,400
207,900 The St. Joe Co. ................... 13,056,120
29,500 VICI Properties Inc., REIT ........... 805,940
9,000 Weyerhaeuser Co., REIT ............ 219,870
37,424,547
Broadcasting  — 1.5%
262,000 Canal+ SA ...................... 693,046
2,000 Cogeco Inc. ..................... 99,677
20,000 Corus Entertainment Inc.,
OTC, Cl. B† .................... 467
85,000 Fox Corp., Cl. A ................... 4,964,000
100,000 Fox Corp., Cl. B ................... 5,310,000
3,350 GCI Liberty Inc., Cl. A† ............. 123,448
18,200 GCI Liberty Inc., Cl. C† ............. 677,222
16,000 Gray Media Inc. .................. 69,440
16,750 Liberty Broadband Corp., Cl. A† ....... 841,185
54,000 Liberty Broadband Corp., Cl. C† ....... 2,716,200
38,750 Liberty Media Corp.-Liberty Formula One,
Cl. A† ........................ 3,025,600
30,250 Liberty Media Corp.-Liberty Formula One,
Cl. C† ........................ 2,571,855
15,900 Nexstar Media Group Inc. ........... 2,875,197
110,000 Sinclair Inc. ..................... 1,423,400

The Gabelli Equity Trust Inc.
Schedule of Investments (Continued) — March 31, 2026 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Broadcasting (Continued)
143,974 Sirius XM Holdings Inc. ............. $ 3,322,920
60,000 Television Broadcasts Ltd.† .......... 21,119
42,219 Versant Media Group Inc. ........... 1,562,947
30,297,723
Cable and Satellite  — 1.3%
120,480 Comcast Corp., Cl. A ............... 3,458,981
72,000 EchoStar Corp., Cl. A† .............. 8,429,040
155,000 Liberty Latin America Ltd., Cl. A† ...... 1,339,200
365,000 Rogers Communications Inc., Cl. B ..... 14,034,250
27,261,471
Metals and Mining  — 1.3%
30,000 Agnico Eagle Mines Ltd. ............ 6,089,400
200 Alliance Resource Partners LP ........ 5,530
35,000 Barrick Mining Corp. ............... 1,427,650
28,000 Cleveland-Cliffs Inc.† ............... 236,600
83,000 Freeport-McMoRan Inc. ............. 4,878,740
2,000 Materion Corp. ................... 289,300
60,000 Metallus Inc.† .................... 980,400
50,000 New Hope Corp. Ltd. ............... 202,500
114,500 Newmont Corp. .................. 12,394,625
10,000 Vale SA, ADR .................... 159,100
26,663,845
Communications Equipment  — 1.2%
6,440 Apple Inc. ...................... 1,634,408
11,000 Arista Networks Inc.† .............. 1,350,580
133,000 Corning Inc. ..................... 18,084,010
19,000 Harmonic Inc.† ................... 170,620
1,750 Motorola Solutions Inc. ............. 759,447
4,500 QUALCOMM Inc. ................. 579,510
33,000 Telesat Corp.† ................... 1,194,600
28,000 Viasat Inc.† ..................... 1,282,400
25,055,575
Transportation  — 1.0%
15,500 Ferrari Group plc .................. 149,954
120,200 GATX Corp. ..................... 20,522,948
500 Union Pacific Corp. ................ 121,310
20,794,212
Automotive  — 0.9%
21,100 Daimler Truck Holding AG ........... 1,011,388
7,500 Daimler Truck Holding AG, ADR ....... 182,100
3,250 Ferrari NV ...................... 1,099,963
9,000 General Motors Co. ................ 670,500
25,000 Iveco Group NV .................. 553,074
10,000 Mercedes-Benz Group AG ........... 605,550
103,000 PACCAR Inc. .................... 11,896,500
90,000 Piaggio & C SpA .................. 159,473
35,000 Stellantis NV .................... 248,150
Shares
Market
Value
580 Tesla Inc.† ...................... $ 215,615
3,075 Toyota Motor Corp., ADR ............ 633,727
52,000 Traton SE ....................... 1,852,411
19,128,451
Specialty Chemicals  — 0.8%
8,000 AdvanSix Inc. .................... 195,200
3,000 DSM-Firmenich AG ................ 213,046
38,000 DuPont de Nemours Inc. ............ 1,740,400
24,000 FMC Corp. ...................... 413,280
15,000 H.B. Fuller Co. ................... 925,200
28,000 International Flavors & Fragrances Inc. .. 2,031,400
2,800 Johnson Matthey plc ............... 70,304
16,600 Rogers Corp.† ................... 1,781,678
95,500 Sensient Technologies Corp. ......... 8,255,020
13,000 SGL Carbon SE† .................. 49,060
16,000 Solstice Advanced Materials Inc. ....... 1,218,560
25,000 Treatt plc ....................... 65,055
16,958,203
Wireless Communications  — 0.7%
20,000 Anterix Inc.† ..................... 763,800
100,000 Array Digital Infrastructure Inc. ........ 4,614,000
67,000 Millicom International Cellular SA ...... 5,020,980
105,000 Operadora De Sites Mexicanos SAB de CV 100,589
16,750 T-Mobile US Inc. .................. 3,518,002
14,017,371
Hotels and Gaming  — 0.6%
14,500 Accor SA ....................... 680,784
103,000 Caesars Entertainment Inc.† .......... 2,722,290
194,000 Entain plc ....................... 1,440,527
5,800 Flutter Entertainment plc† ........... 591,310
1,500 Flutter Entertainment plc† ........... 152,995
56,000 Gambling.com Group Ltd.† .......... 217,280
20,000 Genius Sports Ltd.† ............... 88,600
6,500 Hyatt Hotels Corp., Cl. A ............ 934,635
54,000 Inspired Entertainment Inc.† ......... 385,020
1,000 Las Vegas Sands Corp. ............. 53,880
3,500 Marriott International Inc., Cl. A ....... 1,144,745
70,000 MGM China Holdings Ltd. ........... 98,824
69,000 MGM Resorts International† ......... 2,553,690
27,200 Penn Entertainment Inc.† ............ 408,816
20,000 Super Group SGHC Ltd. ............. 216,000
200,000 The Hongkong & Shanghai Hotels Ltd.† . 149,212
4,000 Wyndham Hotels & Resorts Inc. ....... 324,920
7,200 Wynn Resorts Ltd. ................ 731,160
12,894,688
Semiconductors  — 0.5%
8,000 Advanced Micro Devices Inc.† ........ 1,627,440
3,000 Applied Materials Inc. .............. 1,025,370
415 ASML Holding NV ................. 548,144
1,200 Axcelis Technologies Inc.† ........... 111,696

The Gabelli Equity Trust Inc.
Schedule of Investments (Continued) — March 31, 2026 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Semiconductors (Continued)
5,420 Broadcom Inc. ................... $ 1,677,544
2,000 GLOBALFOUNDRIES Inc.† ........... 88,960
400 Hensoldt AG ..................... 34,953
2,000 Lam Research Corp. ............... 427,320
3,000 nLight Inc.† ..................... 171,060
7,865 NVIDI A Corp. .................... 1,371,656
2,700 NXP Semiconductors NV ............ 531,522
14,500 Qnity Electronics Inc. .............. 1,673,010
3,000 Taiwan Semiconductor Manufacturing Co.
Ltd., ADR ..................... 1,013,850
10,302,525
Agriculture  — 0.4%
100,000 Archer-Daniels-Midland Co. .......... 7,269,000
63,000 Limoneira Co. .................... 845,460
6,500 The Mosaic Co. ................... 165,750
8,280,210
Manufactured Housing and Recreational Vehicles  — 0.4%
550 Cavco Industries Inc.† .............. 266,359
39,500 Champion Homes Inc.† ............. 2,937,615
11,344 Legacy Housing Corp.† ............. 231,758
5,000 Martin Marietta Materials Inc. ......... 2,943,400
54,023 Nobility Homes Inc. ................ 1,620,960
8,000,092
Publishing  — 0.3%
1,400 Graham Holdings Co., Cl. B .......... 1,480,164
272,000 Louis Hachette Group .............. 490,293
90,000 News Corp., Cl. A ................. 2,243,700
82,000 News Corp., Cl. B ................. 2,337,820
50,000 The E.W. Scripps Co., Cl. A† .......... 186,000
6,737,977
Computer Hardware  — 0.1%
15,500 Dell Technologies Inc., Cl. C .......... 2,544,015
5,500 HP Inc. ........................ 105,655
3,000 NETGEAR Inc.† ................... 65,520
2,715,190
Industrials  — 0.0%
4,500 Cie de Saint-Gobain SA ............. 364,405
4,500 Clarkson plc ..................... 274,581
638,986
Consumer Finance  — 0.0%
9,200 Old Republic International Corp. ....... 367,080
TOTAL COMMON STOCKS ......... 2,010,010,958
Shares
Market
Value
CLOSED-END FUNDS  — 0.5%
245,000 Altaba Inc., Escrow† ............... $ 330,750
3,885 Royce Global Trust Inc. ............. 51,911
35,000 Royce Small-Cap Trust Inc. .......... 581,000
633,668 SuRo Capital Corp. ................ 6,786,584
77,000 The Central Europe, Russia,
and Turkey Fund Inc. ............. 1,409,100
156,000 The New Germany Fund Inc. ......... 1,594,320
10,753,665
TOTAL CLOSED-END FUNDS ........ 10,753,665
PREFERRED STOCKS  — 0.0%
Retail  — 0.0%
34,043 QVC Group Inc., 8.000%, 03/15/31 ..... 86,129
MANDATORY CONVERTIBLE SECURITIES(b)  — 0.0%
Computer Software and Services  — 0.0%
1,500 Hewlett Packard Enterprise Co.,
7.625%, 09/01/27 ............... 96,765
RIGHTS  — 0.0%
Retail  — 0.0%
70,000 Walgreens Boots Alliance Inc., CVR† .... 35,000
WARRANTS  — 0.0%
Energy and Utilities  — 0.0%
2,504 Occidental Petroleum Corp., expire
08/03/27† ..................... 107,422
Equipment and Supplies  — 0.0%
5,000 Xerox Holdings Corp., expire 02/14/28† . 452
TOTAL WARRANTS .............. 107,874
Principal
Amount
CONVERTIBLE CORPORATE BONDS  — 0.0%
Cable and Satellite  — 0.0%
$ 200,000 AMC Networks Inc.,
4.250%, 02/15/29 ............... 178,250
U.S. GOVERNMENT OBLIGATIONS  — 2.5%
51,148,000 U.S. Treasury Bills,
3.599% to 3.703%††, 04/16/26 to
09/24/26 ...................... 50,580,839

The Gabelli Equity Trust Inc.
Schedule of Investments (Continued) — March 31, 2026 (Unaudited)
Shares
Market
Value
INVESTMENT COMPANIES  — 0.4%
209,863 Gabelli Financial Services Opportunities
ETF(c) ....................... $ 8,734,498
TOTAL INVESTMENTS — 100.0% ....
(Cost $1,077,690,628) ............ $ 2,080,583,978
(a) Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b) Mandatory convertible securities are required to be converted on the dates listed; they generally may be converted prior to these dates at the option of the holder.
(c) Investment in an affiliated fund that is registered under the Investment
Company Act of 1940, as amended, and is advised by Gabelli Funds,
LLC.
† Non-income producing security.
†† Represents annualized yields at dates of purchase.
ADR American Depositary Receipt
CVR Contingent Value Right
REIT Real Estate Investment Trust
Geographic Diversification
% of Total
Investments
Market
Value
North America ...................... 85.1% $ 1,769,936,352
Europe .............................. 12.3 254,992,652
Latin America ....................... 1.4 29,683,330
Japan ............................... 1.0 21,579,711
Asia/Pacific ......................... 0.2 4,391,933
Total Investments ................... 100.0% $ 2,080,583,978